STOCKHOLDERS' EQUITY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2011 Treasury Stock Acquired Repurchase Authorization 2009 [Member]	Oct. 31, 2010 Treasury Stock Acquired Repurchase Authorization 2009 [Member]	Nov. 19, 2009 Treasury Stock Acquired Repurchase Authorization 2009 [Member]
Share Repurchase Program [Line Items]
Description of share repurchase program				On November 19, 2009 our Board of Directors approved a share-repurchase program to reduce or eliminate dilution of basic outstanding shares in connection with issuances of stock under the company's equity incentive plans. The share-repurchase program does not require the company to acquire a specific number of shares and may be suspended or discontinued at any time. There is no fixed termination date for the new share-repurchase program. For the year ended October 31, 2011, we repurchased approximately 12 million shares for $497 million. For the year ended October 31, 2010, we repurchased 13 million shares for $411 million. All such shares and related costs are held as treasury stock and accounted for using the cost method.
Share repurchase program approval date						2009-11-19
Period over which the stock will be purchased				no fixed termination
Number of shares of common stock repurchased under share repurchase program				12	13
Cost to repurchase shares of common stock under share repurchase program	$ 497	$ 411	$ 157	$ 497	$ 411
Unrealized gain on equity securities, net of $(8) of tax for 2011 and 2010	(6)	(2)
Foreign currency translation, net of $(102) of tax for 2011 and 2010	452	358
Unrealized losses on defined benefit plans, net of tax of $84 and $88 for 2011 and 2010, respectively	(331)	(442)
Unrealized gains (losses) on derivative instruments, net of tax of $(2) and $(1) for 2011 and 2010, respectively	1	(2)
Total accumulated other comprehensive income	116	(88)
Unrealized gain on equity securities, tax	(8)	(8)
Foreign currency translation, tax	(102)	(102)
Unrealized losses on defined benefit plans, tax	84	88
Unrealized gains (losses) on derivative instruments, tax	$ (2)	$ (1)